SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Transfers of assets, level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfers of assets, level 2 to level 1	0	0	0	0
Transfers of assets in and out of level 3	0	0	0	0
Transfers of liabilities, level 1 to level 2	0	0	0	0
Transfers of liabilities, level 2 to level 1	$ 0	$ 0	0	0
Transfers of liabilities in and out of level 3			$ 0	$ 0